Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Trust for Benefit of Employees [Member] | Class AA Units [Member]
Equity method investment, Ownership percentage	51.00%		51.00%
Employee Owned Clinic [Member]
Revenue from related parties	$ 222	$ 166	$ 744	$ 615
Accounts receivable, Related parties	81		57	57
Professional Services [Member] | Professional Services Firm [Member]
Related party transaction, Expenses from transactions with related party	15	161	456	532
Due to related parties	5		0	7
Employee Compensation [Member] | Employee Being The Child Of The Company Founder Chairman And Beneficial Owner Of The Company Class A Units [Member]
Related party transaction, Expenses from transactions with related party			201	182
Related party transaction, Purchases from related party	47	43
Due to employees	0		0	5
Employee Compensation [Member] | Employee Who Is A Spouse Of The Company Founder Chairman And Beneficial Owner Of The Company Class A Units [Member]
Related party transaction, Expenses from transactions with related party	56	62	285	196
Due to employees	0		0	0
Inventory Purchases [Member] | Vendor [Member]
Related party transaction, Purchases from related party	291	$ 213	888	584
Accounts payable, Related parties	$ 0		$ 0	$ 52